Capital and Reserves - Summary of Authorized Called Up and Fully Paid Up Capital (Parenthetical) (Detail) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Class B [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	664,605,000
Series C Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	293,188	252,176,369
Ordinary shares [member] | Common Stock Class A [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	10,000,000,000	10,000,000,000
Par or stated value per share	$ 0.00001277	$ 0.00001277
Number of shares issued and fully paid	135,136,000	135,136,000	135,136,000
Ordinary shares [member] | Common Stock Class B [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	11,000,000,000	11,000,000,000
Par or stated value per share	$ 0.00001277	$ 0.00001277
Number of shares issued and fully paid	681,811,000	664,605,000	664,605,000
Preference shares [member] | Series C Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	10,000,000,000	10,000,000,000
Par or stated value per share	$ 0.00001277	$ 0.00001277
Number of shares issued and fully paid	293,077,000	252,065,000	227,380,000
Preference shares [member] | Redeemable Preference G One Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	50,000,000
Par or stated value per share	$ 0.00001277
Number of shares issued and fully paid	10,150,000	0